Stockholders' Equity (Deficit) (Annual and Quarter) (Detail) - Stock Option Activity (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance,			2,420,000	320,825
Balance, (in Dollars per share)	$ 0.2459			$ 0.0679	$ 0.001
Exercisable at 12/31/11			302,500
Exercisable at 12/31/11 (in Dollars per share)	$ 0.1841			$ 0.0679
Non-vested at 12/31/11			2,117,500
Non-vested at 12/31/11 (in Dollars per share)				$ 0.0679
Granted	770,000	6,608,218	2,495,325	2,420,000
Granted (in Dollars per share)	$ 0.7825	$ 0.1536	$ 0.3292	$ 0.0679
Exercised				0
Exercised (in Dollars per share)				$ 0
Cancelled				(320,825)
Cancelled (in Dollars per share)				$ 0.001
Balance,	9,938,210			2,420,000
Exercisable at 12/31/11	7,440,158			302,500
Non-vested at 12/31/11				2,117,500